Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Constitution Pipeline Company LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	41.00%
Variable Interest Entity, Primary Beneficiary [Member] | Cash and cash equivalents [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	$ 70	$ 113
Variable Interest Entity, Primary Beneficiary [Member] | Accounts receivable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	71	52
Variable Interest Entity, Primary Beneficiary [Member] | Other current assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	2	3
Variable Interest Entity, Primary Beneficiary [Member] | Property, plant, and equipment, net [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	3,000	2,794
Variable Interest Entity, Primary Beneficiary [Member] | Goodwill [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	47	103
Variable Interest Entity, Primary Beneficiary [Member] | Intangible assets, net [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	1,436	1,493
Variable Interest Entity, Primary Beneficiary [Member] | Other noncurrent assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	0	14
Variable Interest Entity, Primary Beneficiary [Member] | Accounts payable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(59)	(48)
Variable Interest Entity, Primary Beneficiary [Member] | Accrued liabilities [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(14)	(36)
Variable Interest Entity, Primary Beneficiary [Member] | Current deferred revenue [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(62)	(45)
Variable Interest Entity, Primary Beneficiary [Member] | Noncurrent deferred income taxes [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	0	(13)
Variable Interest Entity, Primary Beneficiary [Member] | Asset retirement obligation [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(93)	(94)
Variable Interest Entity, Primary Beneficiary [Member] | Noncurrent deferred revenue associated with customer advance payments [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	$ (331)	$ (395)
Variable Interest Entity, Primary Beneficiary [Member] | Gulfstar One [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	51.00%
Variable Interest Entity, Primary Beneficiary [Member] | Gulfstar One [Member] | Estimated Remaining Construction Costs For Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Estimated remaining construction costs	$ 130
Variable Interest Entity, Primary Beneficiary [Member] | Constitution Pipeline Company LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	41.00%
Variable Interest Entity, Primary Beneficiary [Member] | Constitution Pipeline Company LLC [Member] | Estimated Remaining Construction Costs For Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Estimated remaining construction costs	$ 571
Variable Interest Entity, Primary Beneficiary [Member] | Cardinal Gas Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	66.00%
Variable Interest Entity, Primary Beneficiary [Member] | Jackalope Gas Gathering Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	50.00%